Income Tax - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current						$ 180,688
Deferred					(211,112)	(371,080)
State
Current
Deferred
Change in valuation allowance					211,112	371,080
Income tax provision	$ 35,730	$ (261,911)	$ 70,828			$ 180,688